Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Jul. 31, 2018		71,938,184
Beginning balance, value at Jul. 31, 2018		$ 71,938	$ 3,884,787	$ (3,966,118)	$ (9,393)
Stock issued for consulting fees, shares		210,000,000
Stock issued for consulting fees, value		$ 210,000	10,290,000		10,500,000
Stock issued for services, shares	4
Stock issued for servies, value
Stock issued for conversion of debt, shares		7,000,000
Stock issued for conversion of debt, value		$ 7,000	3,199		10,199
Net loss				(10,651,894)	(10,651,894)
Ending balance, shares at Jul. 31, 2019	4	288,938,184
Ending balance, value at Jul. 31, 2019		$ 288,938	14,177,986	(14,618,012)	(151,088)
Net loss				(34,732)	(34,732)
Ending balance, shares at Oct. 31, 2019	4	288,938,184
Ending balance, value at Oct. 31, 2019		$ 288,938	14,177,986	(14,652,744)	(185,820)
Beginning balance, shares at Jul. 31, 2019	4	288,938,184
Beginning balance, value at Jul. 31, 2019		$ 288,938	14,177,986	(14,618,012)	(151,088)
Stock issued for cash, shares		114,000
Stock issued for cash, value		$ 114	284,885		284,999
Stock issued for consulting fees, shares		11,061,816
Stock issued for consulting fees, value		$ 11,062	542,029		553,091
Net loss				(1,106,666)	(1,106,666)
Ending balance, shares at Jul. 31, 2020	4	300,114,000
Ending balance, value at Jul. 31, 2020		$ 300,114	15,004,900	(15,724,678)	(419,664)
Issuance of stock options			875,379		875,379
Net loss				(1,060,854)	(1,060,854)
Ending balance, shares at Oct. 31, 2020	4	300,114,000
Ending balance, value at Oct. 31, 2020		$ 300,114	$ 15,880,279	$ (16,785,532)	$ (605,139)